Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Series A Cumulative Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2017	$ 1	$ 13	$ (456)	$ 134,752	$ (129,119)	$ 345	$ 5,536
Balance, shares at Dec. 31, 2017	156,000	2,521,000
Balance at Dec. 31, 2017	$ 1	$ 13	(456)	134,752	(129,119)	345	5,536
Balance, shares at Dec. 31, 2017	156,000	2,521,000
Foreign currency translation adjustment						(145)	(145)
Issuance of common stock upon vesting of restricted stock units				(17)			(17)
Issuance of common stock upon vesting of restricted stock units,shares		9,000
Cash paid to Series A preferred stockholders for semi-annual dividend					(16)		(16)
Dividend paid to Series A preferred stockholders, shares
Non-cash stock based compensation				443			443
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes		$ 1		1,374			1,375
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes, shares		345,000
Net loss					(259)		(259)
Balance at Dec. 31, 2018	$ 1	$ 14	(456)	136,552	(129,394)	200	6,917
Balance, shares at Dec. 31, 2018	156,000	2,875,000
Balance at Dec. 31, 2018	$ 1	$ 14	(456)	136,552	(129,394)	200	6,917
Balance, shares at Dec. 31, 2018	156,000	2,875,000
Foreign currency translation adjustment						65	65
Issuance of common stock upon vesting of restricted stock units				(13)			(13)
Issuance of common stock upon vesting of restricted stock units,shares		7,000
Cash paid to Series A preferred stockholders for semi-annual dividend					(8)		(8)
Non-cash stock based compensation				109			109
Net loss					(403)		(403)
Balance at Jun. 30, 2019	$ 1	$ 14	(456)	136,648	(129,805)	265	6,667
Balance, shares at Jun. 30, 2019	156,000	2,882,000
Balance at Dec. 31, 2018	$ 1	$ 14	(456)	136,552	(129,394)	200	6,917
Balance, shares at Dec. 31, 2018	156,000	2,875,000
Foreign currency translation adjustment						68	68
Issuance of common stock upon vesting of restricted stock units				(37)			(37)
Issuance of common stock upon vesting of restricted stock units,shares		26,000
Cash paid to Series A preferred stockholders for semi-annual dividend					(16)		(16)
Dividend paid to Series A preferred stockholders, shares
Non-cash stock based compensation				206			206
Net loss					(2,047)		(2,047)
Balance at Dec. 31, 2019	$ 1	$ 14	(456)	136,721	(131,457)	268	5,091
Balance, shares at Dec. 31, 2019	156,000	2,901,000
Balance at Mar. 31, 2019	$ 1	$ 14	(456)	136,606	(129,707)	233	6,691
Balance, shares at Mar. 31, 2019	156,000	2,878,000
Foreign currency translation adjustment						32	32
Issuance of common stock upon vesting of restricted stock units				(8)			(8)
Issuance of common stock upon vesting of restricted stock units,shares		4,000
Cash paid to Series A preferred stockholders for semi-annual dividend					(8)		(8)
Non-cash stock based compensation				50			50
Net loss					(90)		(90)
Balance at Jun. 30, 2019	$ 1	$ 14	(456)	136,648	(129,805)	265	6,667
Balance, shares at Jun. 30, 2019	156,000	2,882,000
Balance at Dec. 31, 2019	$ 1	$ 14	(456)	136,721	(131,457)	268	5,091
Balance, shares at Dec. 31, 2019	156,000	2,901,000
Foreign currency translation adjustment						(28)	(28)
Cash paid to Series A preferred stockholders for semi-annual dividend					(8)		(8)
Non-cash stock based compensation				82			82
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes				(9)			(9)
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes, shares		14,000
Issuance of common stock in lieu of cash compensation, net of shares withheld for payroll taxes		$ 1		43			44
Net loss					(3,241)		(3,241)
Balance at Jun. 30, 2020	$ 1	$ 15	(456)	136,837	(134,706)	240	1,931
Balance, shares at Jun. 30, 2020	156,000	2,938,000
Balance at Mar. 31, 2020	$ 1	$ 15	(456)	136,800	(132,675)	164	3,849
Balance, shares at Mar. 31, 2020	156,000	2,926,000
Foreign currency translation adjustment						76	76
Cash paid to Series A preferred stockholders for semi-annual dividend					(8)		(8)
Non-cash stock based compensation				43			43
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes				(6)			(6)
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes, shares		12,000
Net loss					(2,023)		(2,023)
Balance at Jun. 30, 2020	$ 1	$ 15	$ (456)	$ 136,837	$ (134,706)	$ 240	$ 1,931
Balance, shares at Jun. 30, 2020	156,000	2,938,000